UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-07397
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                              TAX-FREE INCOME TRUST
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               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     11/30
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Date of reporting period:7/1/05-10/18/05 *
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* The Fund was a master fund in a master/feeder arrangement. The master fund was liquidated on October 18, 2005.

 ******************************* FORM N-Px REPORT*******************************

ICA File Number: 811-07397
Reporting Period: 07/01/2005 - 10/18/2005
Tax-Free Income Trust







======================== TAX-FREE HIGH YIELD PORTFOLIO =========================

The Portfolio did not vote proxies relating to portfolio securities during the period covered by this report.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  Tax-Free Income Trust




By (Signature and Title)*     /s/ Paula R. Meyer
                              ------------------
                                  Paula R. Meyer
                                  President

Date                              March 17, 2006


* Print the name and title of each signing officer under his or her signature.